Share-based compensation plans (Inputs used in the measurement - Cash) (Details)	12 Months Ended
	Dec. 31, 2025 yr shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
Phantom Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0	0
Number of options, reporting date | shares	12,500	35,361	45,551
Average strike price, reporting date	$ 11.61	$ 12.48
Phantom Stock Option Plan [Member] | Cash-Settled Share-Based Payment Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, reporting date | shares	12,500
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 11.61
Expected dividend, reporting date	$ 0.24
Expected volatility, reporting date	44.00%
Risk free interest rate, reporting date	2.60%
Expected life of option, reporting date | yr	2.2
Expected forfeitures, reporting date	7.00%
Weighted average measurement date fair values	$ 114.18
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	183,370	178,600
Number of options, reporting date | shares	584,657	636,588	830,279
Performance Share Unit Plan [Member] | Cash-Settled Share-Based Payment Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	183,370
Expected vesting	139.00%
Expected life of option | yr	3
Expected forfeitures	9.00%
Weighted average measurement date fair values	$ 63.70
Number of options, reporting date | shares	584,657
Expected vesting, reporting date	80.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	0.9
Expected forfeitures, reporting date	3.00%
Weighted average measurement date fair values	$ 125.68
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	327,867	322,267
Number of options, reporting date | shares	757,959	734,000	814,683
Restricted Share Unit Plan [Member] | Cash-Settled Share-Based Payment Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	122,320
Expected vesting	0.00%
Expected life of option | yr	3
Expected forfeitures	9.00%
Weighted average measurement date fair values	$ 63.70
Number of options, reporting date | shares	396,819
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	1.1
Expected forfeitures, reporting date	8.00%
Weighted average measurement date fair values	$ 125.68
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	9,121	9,096
Number of options, reporting date | shares	24,023	25,560	28,000
Phantom Restricted Share Unit Plan [Member] | Cash-Settled Share-Based Payment Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	9,121
Expected vesting	0.00%
Expected life of option | yr	3
Expected forfeitures	7.00%
Weighted average measurement date fair values	$ 63.70
Number of options, reporting date | shares	24,023
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	1.0
Expected forfeitures, reporting date	7.00%
Weighted average measurement date fair values	$ 125.68